FINANCIAL RISK FACTORS - Interest rate sensitivity (Details) - Interest risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK FACTORS
Decrease in rate	1.80%	1.80%
Effect on profit before tax, reasonably possible decrease in risk component	$ (15)	$ (464)